Intangible assets, net (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Impairment of intangible assets	¥ 3,828	$ 551	¥ 57,199	¥ 5,697
Amortization of acquired intangible assets and land use right	100,892	$ 14,531	64,201	12,598
Finite-Lived Intangible Assets [Member]
Amortization of acquired intangible assets and land use right	¥ 56,977		64,201	¥ 12,598
100 Online Education Technology (Beijing) Co., Ltd. [Member]
Impairment of intangible assets			48,814
Beifu [Member]
Impairment of intangible assets			¥ 8,385